Fair Value Measurements - Additional Information (Detail) - JPY (¥)	3 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Available-for-sale securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3	¥ 0	¥ 0